NOTE 11 - PREFERRED STOCK (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended					24 Months Ended
	Nov. 18, 2015	Mar. 06, 2015	Oct. 01, 2014	Nov. 30, 2015	Apr. 30, 2008	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
NOTE 11 - PREFERRED STOCK (Details) [Line Items]
Proceeds from Issuance of Private Placement							$ 1,596,753	$ 0
Stock Issued During Period, Shares, New Issues (in Shares)						3,000	4,325,854
Class of Warrant or Rights, Granted (in Shares)	121,144		4,000			600	4,256,522	245,139
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 3.125		$ 5.00			$ 5.00	$ 20.00
Warrants, Term of Warrants	5 years	4 years	5 years
Warrants, Fair Value of Warrants, Granted			$ 83,673				$ 114,757	$ 0
Preferred Stock, Accretion of Redemption Discount							52,500	71,307
Dividends, Preferred Stock, Paid-in-kind							$ 0	27,020
Private Placement [Member]
NOTE 11 - PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)												60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 10.00		$ 10.00
Warrants, Expiration Date												Oct. 14, 2013
Warrants, Term of Warrants									4 years
Warrants, Fair Value of Warrants, Granted									$ 120,000
Series B Preferred Stock and Exercise of Series B Warrants by Ten Investors [Member]
NOTE 11 - PREFERRED STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)				60,000			60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 6.25
Conversion of Stock, Description				Company entered into an agreement with the Series B stockholders (the “Conversion Agreement”) whereby they agreed to convert their shares of Series B Preferred Stock into shares of the Company’s common stock pursuant to the terms of the Series B Preferred Stock, exercise their warrants at an exercise price reduced from $10.00 per share to $6.25 per share in full for cash, terminate the Investors’ Rights Agreement and waive any rights they may have under such agreement. In return, the Company agreed to amend their warrants to reduce the exercise price from $10.00 per share to $6.25 per share, issue the Series B stockholders an additional aggregate 60,000 shares of the Company’s common stock, pay aggregate accrued dividends of up to approximately $680,000 in cash within 30 days of the Company’s listing on The NASDAQ Capital Market and grant the Series B stockholders certain board and board observer rights.
Conversion of Stock, Shares Issued (in Shares)				225,000			225,000
Stock Payable (in Shares)							75,000
Series A Preferred Stock [Member]
NOTE 11 - PREFERRED STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)					100,000
Noncash or Part Noncash Acquisition, Interest Acquired					100.00%
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)					1
Preferred Stock, Voting Rights					voting rights of 750 votes per share
Series B Preferred Stock [Member]
NOTE 11 - PREFERRED STOCK (Details) [Line Items]
Dividends, Preferred Stock							$ 91,192	105,000
Preferred Stock, Accretion of Redemption Discount							52,500
Dividends, Preferred Stock, Paid-in-kind							38,692
Dividends Payable							$ 0	$ 546,863
Series B Preferred Stock [Member] | Private Placement [Member]
NOTE 11 - PREFERRED STOCK (Details) [Line Items]
Proceeds from Issuance of Private Placement										$ 50,000	$ 1,450,000
Preferred Stock, Unit Description												each investor receiving eight warrants to purchase one share of common stock for every share of Series B Preferred Stock purchased
Sale of Stock, Price Per Share (in Dollars per share)										$ 4.00		$ 4.00
Stock Issued During Period, Shares, New Issues (in Shares)												375,000
Convertible Preferred Stock, Terms of Conversion												convertible into a total of 300,000 shares of the Company’s common stock
Preferred Stock, Dividend Payment Terms												The Series B Preferred Stock (i) accrued dividends at a rate of 7.0% per annum, payable in preference to the common stock or any other capital stock of the Company, (ii) had a preference in liquidation, or deemed liquidation, to receive the initial investment in the Series B Preferred Stock, plus accrued and unpaid dividends, (iii) was convertible into 40 shares of the Company’s common stock, subject to adjustments for issuances by the Company of common stock at less than $5.00 per share, and (iv) had the right to elect one member of the Company’s Board of Directors.